Segment Reporting - Additional Information (Detail)	12 Months Ended
Mar. 31, 2026 segment
Segment Reporting Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Number of operating segment	1
Segment reporting, codm, profit (loss) measure, how used, description	The Group’s CODM is provided the financial performance of the Group’s one operating segment showing net income as the primary measure of segment profitability. Net income reflects revenue generated and expenses incurred for the business. The CODM uses this measure to evaluate the operational efficiency and profitability of the Group, to make strategic decisions about capital allocation, and to assess whether the Group is meeting its financial targets.
Segment reporting, expense information used by codm, description	The Group’s CODM evaluates significant expenses based on the Consolidated Statement of Comprehensive Income and does not further disaggregate expenses in deciding how to allocate resources and assess performance.